MATERIAL ACCOUNTING POLICIES (Details) $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
Accounting Policies [Line Items]
Cash consideration received	$ 0.0
Computer equipment
Accounting Policies [Line Items]
Depreciation rate, property, plant and equipment	33.00%
Office furniture and equipment | Minimum
Accounting Policies [Line Items]
Depreciation rate, property, plant and equipment	8.00%
Office furniture and equipment | Maximum
Accounting Policies [Line Items]
Depreciation rate, property, plant and equipment	15.00%